Finance lease receivables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of quantitative information about leases for lessor [abstract]
Disclosure of Lease Receivables

	2023			2022
	Total future minimum payments	Unearned finance income	Present value	Total future minimum payments	Unearned finance income	Present value
	$m	$m	$m	$m	$m	$m
Lease receivables:
No later than one year	2,355	(308)	2,047	2,159	(236)	1,923
One to two years	1,954	(249)	1,705	1,652	(201)	1,451
Two to three years	1,380	(189)	1,191	1,391	(161)	1,230
Three to four years	930	(153)	777	906	(131)	775
Four to five years	593	(132)	461	613	(112)	501
Later than one year and no later than five years	4,857	(723)	4,134	4,562	(605)	3,957
Later than five years	4,116	(838)	3,278	4,064	(736)	3,328
At 31 Dec	11,328	(1,869)	9,459	10,785	(1,577)	9,208